Borrowings - Additional Information (Details) - 12 months ended Jun. 30, 2024	AUD ($) facility extension	USD ($) facility extension
Revolving Credit Facility
Debt Instrument [Line Items]
Face amount of debt		$ 750,000,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		750,000,000
Unused capacity commitment fee percentage	0.225%
Line of Credit | Term Loan A Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 500,000,000
Amortization percentage, tranche one	0.00%	0.00%
Amortization percentage, tranche two	2.50%	2.50%
Amortization percentage, tranche three	2.50%	2.50%
Amortization percentage, tranche four	5.00%	5.00%
Amortization percentage, tranche five	5.00%	5.00%
Extension term	1 year
Number of extension options | extension	2	2
Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 100,000,000
Line of Credit | 2022 Credit Agreement
Debt Instrument [Line Items]
Increase to maximum borrowing capacity		250,000,000
Operating income leverage ratio	3.0
Interest coverage ratio	3.0
Line of Credit | 2022 Credit Agreement | Base Rate
Debt Instrument [Line Items]
Interest rate margin	0.50%
Line of Credit | 2022 Credit Agreement | Relevant Rate
Debt Instrument [Line Items]
Interest rate margin	1.50%
2021 Senior notes | Senior Notes
Debt Instrument [Line Items]
Face amount of debt		1,968,000,000
Term A Loan | Senior Notes
Debt Instrument [Line Items]
Face amount of debt		1,968,000,000
2022 Senior notes | Senior Notes
Debt Instrument [Line Items]
Face amount of debt		$ 1,968,000,000
Percentage of principal amount that may be redeemed upon change in control	101.00%	101.00%
2022 Credit Facilities | REA Group
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 134,000,000
Credit Facility 2022 | REA Group
Debt Instrument [Line Items]
Amount of unused borrowing capacity	$ 481,000,000
REA Credit Facility 2024
Debt Instrument [Line Items]
Unused capacity commitment fee percentage	40.00%
REA Credit Facility 2024 | REA Group
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 500,000,000
Line of credit, number of sub-facilities | facility	2	2
Operating income leverage ratio	3.5
Interest coverage ratio	3.0
REA Credit Facility 2024 | Subsidiary Financing
Debt Instrument [Line Items]
Face amount of debt	$ 83,000,000
Unused capacity commitment fee percentage	40.00%
REA Credit Facility 2024 | Australian BBSY | Subsidiary Financing
Debt Instrument [Line Items]
Interest rate margin	1.40%
REA Credit Facility 2024 Tranche 1 | REA Group
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 400,000,000
Debt instrument term	5 years
REA Credit Facility 2024 Tranche 1 | Australian BBSY | REA Group | Minimum
Debt Instrument [Line Items]
Interest rate margin	1.45%
REA Credit Facility 2024 Tranche 1 | Australian BBSY | REA Group | Maximum
Debt Instrument [Line Items]
Interest rate margin	2.35%
REA Credit Facility 2024 Tranche 2 | REA Group
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 200,000,000
REA Credit Facility 2024 Tranche 2 | Australian BBSY | REA Group | Minimum
Debt Instrument [Line Items]
Interest rate margin	1.15%
REA Credit Facility 2024 Tranche 2 | Australian BBSY | REA Group | Maximum
Debt Instrument [Line Items]
Interest rate margin	2.25%